Average Annual Total Returns (Equity Income Portfolio Annuity)	Equity Income Portfolio Equity Income Portfolio - Equity Income Portfolio 1/1/2014 - 12/31/2014	FTSE High Dividend Yield Index Equity Income Portfolio Equity Income Portfolio - Equity Income Portfolio 1/1/2014 - 12/31/2014	Spliced Equity Income Index Equity Income Portfolio Equity Income Portfolio - Equity Income Portfolio 1/1/2014 - 12/31/2014	Variable Insurance Equity Income Funds Average Equity Income Portfolio Equity Income Portfolio - Equity Income Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.41%	13.58%	13.58%	9.15%
Five Years	15.75%	16.13%	16.13%	13.29%
Ten Years	8.22%	7.88%	8.35%	6.54%